Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Impairment of property, plant and equipment	$ 2,031,131	$ 2,097,590
Provision for inventories	196,834	126,016
Provision for warranty	111,903	191,653
Operating losses carried forward	3,418,116	2,770,145
Gross deferred tax assets	5,757,984	5,185,404
Less: Valuation allowance for deferred tax assets	(5,757,984)	(5,185,404)
Net deferred tax assets
Deferred tax liabilities:
Other temporary differences
Tax over book depreciation of property, plant and equipment	(5,180)	(27,017)
Total deferred tax liabilities	$ (5,180)	$ (27,017)